                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07567
                 ----------------------------------------------

                 STATE STREET NAVIGATOR SECURITIES LENDING TRUST
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               One Lincoln Street
                                    4th Floor
                                Boston, MA 02111
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

     (Name and Address of Agent for                     Copy to:
                Service)

   Julie Tedesco, Assistant Secretary            Philip H. Newman, Esq.
   State Street Bank and Trust Company            Goodwin Procter LLP
              P.O. Box 5049                           Exchange Place
       Boston, Massachusetts 02206             Boston, Massachusetts 02109

Registrant's telephone number, including area code:  (617) 662-3968


Date of fiscal year end:  December 31

Date of reporting period:  June 30, 2003

ITEM 1:  SHAREHOLDER REPORT

STATE STREET NAVIGATOR
SECURITIES LENDING PRIME PORTFOLIO
SEMI-ANNUAL REPORT
JUNE 30, 2003

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
SEMIANNUAL REPORT AS OF JUNE 30, 2003

MANAGEMENT DISCUSSION AND ANALYSIS

The State Street Navigator Securities Lending Prime Portfolio (the "Fund") is a special purpose money market fund. The Fund's balances are derived from the collateral received from securities lending. The Fund has been managed consistently with the objective of providing liquidity and preserving capital while investing in high quality instruments and offering competitive returns.

The fears and resultant economic weakness, which led the Fed to cut rates by 50 basis points at, their November 6th meeting continued throughout the 1st quarter of 2003. The uncertainty of geopolitical events, principally the threat of U.S. military action in Iraq, produced dramatic volatility in oil prices and restrained spending by both consumers and businesses. The equity markets continued to sell off and early attempts at fiscal stimulus became bogged in bipartisan politics. Consumer confidence hit a nine-year low in February and labor market indicators were especially disappointing. The Fed, however, continued to believe that once geopolitical uncertainties were lifted, the accommodative stance of monetary policy combined with ongoing growth in productivity would provide support for an improving economic climate. The Fed, therefore, kept their target overnight rate unchanged at both the January 29th and March 18th meetings. Economic decision-making was so clouded by geopolitical uncertainties, the Fed decided to refrain from making their balance of risks statement at the conclusion of the March meeting.

When U.S. troops finally engaged in military action and met little resistance, consumer confidence and the equity markets began to improve. The housing market continued its unprecedented strength providing a continued lift to consumers. The passage of a $330 billion tax cut package seemed to be the final piece of the puzzle required to produce the much-anticipated lift in the economy that many economists, including the Fed had predicted. As expected, at the May 6th meeting, the Fed left the overnight target rate unchanged. The Fed, however, did raise the issue of potential deflation. They stated that the probability of an unwelcome fall in inflation exceeded that of a pickup in inflation. The market interpreted their comments to reflect a willingness of the Fed to keep interest rates low for as long as necessary to create an improving economic climate. The long end of the Treasury curve rallied, flattening the yield curve sharply.

The lack of any significant growth in capital spending and a depressed labor market continued despite the Fed's optimism. Fearing the risk of deflation more than inflation, the Fed decided to ease monetary policy again at the June 25th meeting. Many market participants were disappointed, however, when the Fed cut the target rate by 25 basis points instead of the 50 basis points that many had expected. The Fed Funds target now sits at 1.00%, a 45 year low. The Fed continues to believe that robust growth in productivity combined with very expansive monetary and fiscal policy will produce the much-awaited recovery in the second half of 2003.

Comparing LIBOR on December 31, 2002 to the close on June 30, 2003, one-month, three-month and 12-month LIBOR all decreased by 26 basis points. Investment strategy throughout the first half of the year was to continue to maintain our average days in anticipation of further rate cuts. As interest rates pushed to 45 year lows, the spread between U.S. Treasuries, Agency securities, commercial paper and bank certificates of deposit compressed considerably. As a result, the Fund purchased U.S. Treasuries and Agency securities when they were cheap relative to LIBOR. The Fund also purchased floating rate securities, concentrating on indices such as one-month and three-month LIBOR. The Fund's average days to maturity at the beginning of the 1st quarter was 66 days and ended the 2nd quarter at 67 days.

We will continue to manage the Fund to meet the objectives of offering competitive returns, adequate liquidity, and a stable net asset value.

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

NAME OF ISSUER                                                          INTEREST     MATURITY      PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                                        RATE         DATE         AMOUNT             COST+
------------------                                                      --------    ----------   --------------   ---------------
COMMERCIAL PAPER -- 28.41%
 ABCP CREDIT ARBITRAGE -- 2.44%
  Aspen Funding Corp.                                                    1.250%     07/18/2003   $  200,000,000   $   199,881,944
  Aspen Funding Corp.                                                    1.050%     07/28/2003      145,000,000       144,885,813
  Galaxy Funding, Inc.                                                   1.270%     07/15/2003       70,000,000        69,965,428
  Giro Funding Corp.                                                     1.250%     07/15/2003       50,330,000        50,305,534
  Grampian Limited Funding                                               1.050%     09/02/2003      220,000,000       219,595,750
  Lake Constance Funding LLC                                             1.020%     07/24/2003       31,500,000        31,479,473
  Lake Constance Funding LLC                                             1.060%     08/05/2003       50,000,000        49,948,472
  Lake Constance Funding LLC                                             1.080%     08/12/2003       20,000,000        19,974,800
  Newport Funding Corp.                                                  1.000%     07/21/2003       67,500,000        67,462,500
  Surrey Funding Corp.                                                   1.260%     09/12/2003      100,000,000        99,744,500
                                                                                                                  ---------------
                                                                                                                      953,244,214
                                                                                                                  ---------------

 ABCP HYBRID -- 0.51%
  Giro Balanced Funding Corp.                                            1.250%     07/14/2003       60,372,000        60,344,748
  Giro Balanced Funding Corp.                                            1.100%     07/16/2003      140,139,000       140,074,770
                                                                                                                  ---------------
                                                                                                                      200,419,518
                                                                                                                  ---------------

 ABCP LOAN-BACKED -- 1.51%
  Atlantis One Funding Corp.                                             1.200%     07/25/2003      100,373,000       100,292,702
  Atlantis One Funding Corp.                                             1.260%     08/13/2003       42,147,000        42,083,569
  Atlantis One Funding Corp.                                             1.260%     08/14/2003      100,000,000        99,846,000
  Atlantis One Funding Corp.                                             1.180%     09/25/2003       50,000,000        49,859,056
  Atlantis One Funding Corp.                                             1.250%     10/15/2003       55,518,000        55,313,663
  Atlantis One Funding Corp.                                             1.250%     10/17/2003       50,000,000        49,812,500
  Govco, Inc.                                                            1.250%     07/09/2003       44,900,000        44,887,528
  Govco, Inc.                                                            1.100%     09/08/2003      148,800,000       148,486,280
                                                                                                                  ---------------
                                                                                                                      590,581,298
                                                                                                                  ---------------

 ABCP RECEIVABLES AND SECURITIES -- 13.39%

  Amstel Funding Corp.                                                   1.250%     07/07/2003       75,000,000        74,984,375
  Amstel Funding Corp.                                                   1.030%     08/05/2003       65,000,000        64,934,910
  Amstel Funding Corp.                                                   1.210%     08/11/2003       46,122,000        46,058,441
  Amstel Funding Corp.                                                   1.200%     09/17/2003      115,000,000       114,701,000
  Amstel Funding Corp.                                                   1.200%     09/30/2003       20,000,000        19,939,333
  Amstel Funding Corp.                                                   1.270%     10/22/2003       60,000,000        59,760,817
  Amsterdam Funding Corp.                                                1.270%     07/08/2003       40,000,000        39,990,122
  Amsterdam Funding Corp.                                                1.200%     07/15/2003      100,000,000        99,953,333
  Atlantic Asset Securitization                                          1.030%     07/14/2003       41,253,000        41,237,656
  Atlantic Asset Securitization                                          1.040%     07/28/2003       60,128,000        60,081,100
  Charta Corp.                                                           1.250%     07/01/2003       40,000,000        40,000,000
  Charta Corp.                                                           1.250%     07/16/2003       30,000,000        29,984,375
  Charta Corp.                                                           1.040%     08/04/2003       45,000,000        44,955,800
  Corporate Asset Funding Corp.                                          1.250%     07/17/2003       66,200,000        66,163,222
  Delaware Funding Corp.                                                 1.260%     07/07/2003       88,477,000        88,458,420
  Delaware Funding Corp.                                                 1.000%     07/21/2003      101,095,000       101,038,836
  Edison Asset Securitization                                            1.260%     08/08/2003      100,000,000        99,867,000
  Eiffel Funding LLC                                                     1.260%     07/11/2003       48,500,000        48,483,025
  Eiffel Funding LLC                                                     1.010%     07/18/2003      100,000,000        99,952,306
  Eiffel Funding LLC                                                     1.000%     07/23/2003       50,000,000        49,969,444
  Fairway Finance Corp.                                                  1.180%     07/02/2003       77,040,000        77,037,475
  Fairway Finance Corp. (a)                                              1.054%     07/21/2003      100,000,000        99,998,370
  Fairway Finance Corp.                                                  1.090%     07/28/2003       19,432,000        19,416,114
  Falcon Asset Securitization Corp.                                      1.270%     07/07/2003       34,834,000        34,826,627
  Falcon Asset Securitization Corp.                                      1.210%     07/11/2003       57,767,000        57,747,584
  Falcon Asset Securitization Corp.                                      1.000%     07/25/2003      144,955,000       144,858,363
  Falcon Asset Securitization Corp.                                      1.050%     07/30/2003      229,842,000       229,647,592

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

NAME OF ISSUER                                                          INTEREST     MATURITY      PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                                        RATE         DATE         AMOUNT             COST+
------------------                                                      --------    ----------   --------------   ---------------
COMMERCIAL PAPER -- (CONTINUED)
  Forrestal Funding Master Trust                                         1.260%     07/08/2003   $   45,142,000   $    45,130,940
  Gemini Securitization Corp.                                            1.260%     07/10/2003      100,000,000        99,968,500
  Gemini Securitization Corp.                                            1.240%     07/21/2003       75,000,000        74,948,333
  Gemini Securitization Corp.                                            1.050%     08/25/2003       56,058,000        55,968,074
  Independence Funding LLC                                               1.250%     07/07/2003      207,778,000       207,734,713
  Jupiter Securitization Corp.                                           1.250%     07/07/2003       50,000,000        49,989,583
  Jupiter Securitization Corp.                                           1.000%     07/16/2003       25,393,000        25,382,420
  Jupiter Securitization Corp.                                           1.060%     07/18/2003      255,207,000       255,079,255
  Jupiter Securitization Corp.                                           1.000%     07/22/2003      225,000,000       224,868,750
  Jupiter Securitization Corp.                                           1.000%     07/24/2003      145,140,000       145,047,272
  Lexington Parker Capital Corp.                                         1.240%     07/10/2003      125,000,000       124,961,250
  Liberty Street Funding Corp.                                           1.210%     07/11/2003       50,000,000        49,983,194
  Liberty Street Funding Corp.                                           1.010%     07/25/2003       50,000,000        49,966,333
  Nieuw Amsterdam Funding Corp.                                          1.020%     07/21/2003      133,169,000       133,093,538
  Old Line Funding Corp.                                                 1.240%     07/28/2003       38,448,000        38,412,243
  Park Avenue Receivables Corp.                                          1.250%     07/07/2003       70,087,000        70,072,399
  Park Avenue Receivables Corp.                                          1.000%     07/17/2003       75,051,000        75,017,644
  Park Avenue Receivables Corp.                                          1.050%     07/21/2003       51,078,000        51,048,205
  Park Avenue Receivables Corp.                                          1.000%     07/23/2003      110,132,000       110,064,697
  Park Avenue Receivables Corp.                                          1.050%     07/23/2003       50,062,000        50,029,877
  Preferred Receivables Funding Corp.                                    1.000%     07/22/2003      105,000,000       104,938,750
  Preferred Receivables Funding Corp.                                    1.000%     07/24/2003      200,085,000       199,957,168
  Sheffield Receivables Corp.                                            1.230%     07/07/2003      100,000,000        99,979,500
  Sheffield Receivables Corp.                                            1.000%     07/21/2003      150,000,000       149,916,667
  Sheffield Receivables Corp. (a)                                        1.064%     07/21/2003       87,000,000        87,000,000
  Sheffield Receivables Corp.                                            1.070%     07/25/2003       75,000,000        74,946,500
  Thunder Bay Funding, Inc.                                              1.010%     07/17/2003      140,136,000       140,073,095
  Windmill Funding Corp.                                                 1.260%     07/07/2003       97,000,000        96,979,630
  Windmill Funding Corp.                                                 1.250%     07/10/2003       46,000,000        45,985,625
  Yorktown Capital LLC                                                   1.000%     07/14/2003      100,108,000       100,071,850
  Yorktown Capital LLC                                                   1.000%     07/24/2003      174,150,000       174,038,737
  Yorktown Capital LLC                                                   1.000%     07/25/2003       80,085,000        80,031,610
                                                                                                                  ---------------
                                                                                                                    5,244,731,992
                                                                                                                  ---------------

 BANK DOMESTIC -- 0.26%
  National City Credit Corp. (a)                                         1.140%     07/16/2003      100,000,000       100,003,381
                                                                                                                  ---------------

 BANK FOREIGN -- 4.47%
  Alliance & Leicester Plc                                               1.200%     07/18/2003       98,500,000        98,444,183
  Anz Delaware                                                           1.254%     07/08/2003      150,000,000       149,963,425
  Bank of Ireland                                                        1.280%     07/16/2003       50,000,000        49,973,333
  Bank of Ireland                                                        1.105%     12/05/2003       73,000,000        72,648,211
  Credit Lyonnais North America, Inc.                                    1.250%     07/02/2003      100,000,000        99,996,528
  Den Danske Bank                                                        1.185%     08/07/2003      100,000,000        99,878,208
  Den Danske Corp.                                                       1.220%     07/07/2003      100,000,000        99,991,428
  Dexia Delaware LLC                                                     1.050%     07/29/2003       50,000,000        49,959,167
  Dexia Delaware LLC                                                     1.010%     08/28/2003      240,000,000       239,609,467
  Nordea North America, Inc.                                             1.230%     07/08/2003       61,395,000        61,380,316
  Royal Bank of Canada                                                   1.340%     07/21/2003       50,000,000        49,962,778
  San Paolo U.S. Finance Co.                                             1.250%     07/02/2003      100,000,000        99,996,528
  Swedbank, Inc.                                                         1.130%     08/12/2003      250,000,000       249,670,417
  Swedbank, Inc.                                                         1.180%     12/12/2003      100,000,000        99,462,444
  UBS Finance, Inc.                                                      1.050%     07/18/2003       28,050,000        28,036,092
  Westpac Capital Corp.                                                  1.240%     07/08/2003      100,000,000        99,975,889
  Westpac Trust Securities Ltd.                                          1.250%     07/07/2003      100,000,000        99,979,167
                                                                                                                  ---------------
                                                                                                                    1,748,927,581
                                                                                                                  ---------------

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

NAME OF ISSUER                                                          INTEREST     MATURITY      PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                                        RATE         DATE         AMOUNT             COST+
------------------                                                      --------    ----------   --------------   ---------------
COMMERCIAL PAPER -- (CONTINUED)
 BEVERAGES -- 0.28%
  Diageo Capital Plc                                                     1.270%     08/13/2003   $  110,000,000   $   109,833,136
                                                                                                                  ---------------

 CHEMICALS -- 0.13%
  Du Pont E I De Nemours & Co.                                           1.060%     08/12/2003       50,000,000        49,938,167
                                                                                                                  ---------------

 FINANCE CAPTIVE -- 0.44%
  General Electric International Funding                                 1.230%     07/10/2003      100,000,000        99,969,250
  Toyota Motor Credit Corp.                                              1.150%     07/09/2003       46,250,000        46,238,181
  Toyota Motor Credit Corp.                                              1.130%     07/10/2003       10,000,000         9,997,175
  Toyota Motor Credit Corp.                                              1.050%     08/01/2003       15,000,000        14,986,438
                                                                                                                  ---------------
                                                                                                                      171,191,044
                                                                                                                  ---------------

 FOOD -- 0.61%
  Nestle Capital Corp.                                                   1.340%     07/10/2003      120,000,000       119,959,800
  Nestle Capital Corp.                                                   1.030%     08/05/2003       21,725,000        21,703,245
  Nestle Capital Corp.                                                   1.060%     10/02/2003       50,000,000        49,863,083
  Nestle Capital Corp.                                                   0.940%     10/10/2003       49,000,000        48,870,776
                                                                                                                  ---------------
                                                                                                                      240,396,904
                                                                                                                  ---------------

 PHARMACEUTICALS -- 2.50%
  Glaxosmithkline Finance Plc                                            1.050%     09/10/2003      252,000,000       251,478,150
  Merck & Co., Inc.                                                      1.030%     07/17/2003      223,703,000       223,600,594
  Merck & Co., Inc.                                                      1.080%     08/14/2003       99,440,000        99,308,739
  Merck & Co., Inc.                                                      1.080%     08/21/2003       50,000,000        49,923,500
  Merck & Co., Inc.                                                      1.100%     09/08/2003       50,000,000        49,894,583
  Pfizer, Inc.                                                           1.030%     07/30/2003       57,230,000        57,182,515
  Pfizer, Inc.                                                           1.030%     12/04/2003      100,000,000        99,553,667
  Pfizer, Inc.                                                           1.030%     12/05/2003      150,000,000       149,326,208
                                                                                                                  ---------------
                                                                                                                      980,267,956
                                                                                                                  ---------------

 SOVEREIGN -- 1.81%
  Canadian Wheat Board                                                   0.950%     12/02/2003       25,000,000        24,898,403
  CDC Commercial                                                         1.150%     07/03/2003      100,000,000        99,993,611
  CDC Commercial                                                         1.060%     07/08/2003      100,000,000        99,979,389
  CDC Commercial                                                         1.070%     07/11/2003       44,700,000        44,686,714
  CDC Commercial                                                         1.050%     07/18/2003      160,000,000       159,920,667
  KFW International Finance, Inc.                                        1.000%     08/05/2003       37,000,000        36,964,028
  KFW International Finance, Inc.                                        1.050%     09/10/2003       50,000,000        49,896,458
  Province de Quebec                                                     1.020%     08/26/2003       25,000,000        24,960,333
  Province de Quebec                                                     1.020%     08/28/2003       69,575,000        69,460,665
  Province de Quebec                                                     1.240%     10/15/2003      100,000,000        99,634,889
                                                                                                                  ---------------
                                                                                                                      710,395,157
                                                                                                                  ---------------

 TELECOMMUNICATIONS -- 0.06%
  SBC International, Inc.                                                1.250%     07/07/2003       25,000,000        24,994,792
                                                                                                                  ---------------
 TOTAL COMMERCIAL PAPER                                                                                            11,124,925,140
                                                                                                                  ---------------

CERTIFICATES OF DEPOSIT -- 2.11%
 BANK DOMESTIC -- 2.11%
  Bank of New York                                                       1.260%     07/07/2003      100,000,000       99,994,714
  Bank of New York (a)                                                   1.090%     07/17/2003       25,000,000       25,000,394
  Bank of New York                                                       1.260%     07/24/2003       75,000,000       75,000,000
  Bank of New York (a)                                                   1.250%     07/28/2003      200,000,000      199,983,497
  Branch Bank & Trust Company (a)                                        1.216%     08/11/2003       95,000,000       94,987,437
  Marshall and Ilsley Corp.                                              1.200%     07/11/2003      150,000,000      150,000,000

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

NAME OF ISSUER                                                          INTEREST     MATURITY      PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                                        RATE         DATE         AMOUNT             COST+
------------------                                                      --------    ----------   --------------   ---------------
CERTIFICATES OF DEPOSIT -- (CONTINUED)
  Southtrust Bank                                                        1.246%     07/14/2003   $  137,000,000   $   137,005,765
  Southtrust Bank                                                        1.290%     07/17/2003       45,000,000        44,999,801
                                                                                                                  ---------------
 TOTAL CERTIFICATES OF DEPOSIT                                                                                        826,971,608
                                                                                                                  ---------------

YANKEE CERTIFICATE OF DEPOSIT -- 16.22%
 BANK FOREIGN -- 16.22%
  Abbey National Treasury Services (a)                                   1.150%     07/14/2003       75,000,000        74,995,299
  Abbey National Treasury Services (a)                                   1.025%     09/30/2003      100,000,000        99,992,022
  Abbey National Treasury Services                                       1.910%     10/21/2003      165,000,000       164,992,447
  Abbey National Treasury Services                                       1.580%     11/19/2003      100,000,000        99,992,292
  ABN AMRO Bank (a)                                                      1.100%     07/16/2003      300,000,000       299,927,560
  ABN AMRO Bank (a)                                                      1.033%     07/21/2003       50,000,000        49,995,058
  Bank of Nova Scotia (a)                                                1.245%     07/02/2003      335,000,000       334,938,028
  Bank of Nova Scotia (a)                                                0.978%     07/23/2003      200,000,000       199,950,702
  Bank of Nova Scotia                                                    1.270%     08/11/2003       43,000,000        42,999,998
  Bank of Nova Scotia                                                    1.180%     10/03/2003       73,000,000        73,000,000
  Bank of Nova Scotia                                                    1.250%     10/15/2003      100,000,000       100,000,000
  Barclays Bank Plc (a)                                                  1.245%     07/02/2003      100,000,000        99,981,465
  Barclays Bank Plc (a)                                                  0.983%     07/23/2003      200,000,000       199,973,188
  Barclays Bank Plc (a)                                                  1.049%     07/30/2003      175,000,000       174,973,822
  Canadian Imperial Bank of Commerce                                     1.040%     07/31/2003      500,000,000       500,000,000
  Credit Agricole Indosuez NY                                            1.250%     07/14/2003      100,000,000       100,000,000
  Danske Bank (a)                                                        0.988%     07/23/2003      100,000,000        99,980,281
  Deutsche Bank                                                          1.290%     07/15/2003      125,000,000       125,000,000
  Dexia Bank New York (a)                                                1.245%     07/01/2003      300,000,000       299,945,053
  Halifax Bank of Scotland (a)                                           1.260%     07/07/2003      100,000,000        99,994,849
  Halifax Bank of Scotland (a)                                           1.024%     07/21/2003      200,000,000       199,950,994
  Lloyds Bank Plc                                                        1.240%     07/07/2003       50,000,000        50,000,000
  Norddeutsche Landesbank (a)                                            1.260%     07/03/2003      100,000,000        99,994,849
  Nordea Bank Finland Plc (a)                                            1.274%     07/10/2003       50,000,000        49,997,472
  Nordea Bank Finland Plc (a)                                            1.064%     07/30/2003       47,000,000        47,000,000
  Rabobank Nederland NY (a)                                              1.028%     07/01/2003      100,000,000        99,985,796
  Royal Bank of Canada (a)                                               1.030%     07/01/2003      170,000,000       169,975,853
  Royal Bank of Canada (a)                                               1.245%     07/02/2003      250,000,000       249,953,663
  Royal Bank of Canada (a)                                               1.176%     07/14/2003       75,000,000        74,995,476
  Royal Bank of Canada (a)                                               1.044%     07/30/2003      100,000,000        99,992,521
  Royal Bank of Canada                                                   1.345%     03/25/2004       80,000,000        79,991,189
  Royal Bank of Scotland (a)                                             1.260%     07/03/2003      100,000,000        99,994,849
  Royal Bank of Scotland (a)                                             0.978%     07/21/2003      300,000,000       299,946,721
  Royal Bank of Scotland (a)                                             1.034%     07/29/2003      200,000,000       199,963,616
  Societe Generale (a)                                                   1.040%     07/01/2003      150,000,000       149,989,548
  Societe Generale (a)                                                   1.254%     07/07/2003      100,000,000        99,981,413
  Societe Generale (a)                                                   1.033%     07/21/2003       50,000,000        49,995,021
  Svenska Handelsbanken                                                  1.295%     07/17/2003      150,000,000       150,000,331
  Svenska Handelsbanken                                                  1.260%     07/24/2003       30,000,000        30,000,000
  Svenska Handelsbanken                                                  1.185%     10/02/2003      100,000,000       100,001,284
  Svenska Handelsbanken                                                  1.250%     10/15/2003      100,000,000       100,000,000
  Svenska Handelsbanken                                                  1.860%     10/20/2003      100,000,000        99,995,462
  Svenska Handelsbanken                                                  1.595%     11/24/2003       40,000,000        39,998,404
  Svenska Handelsbanken                                                  1.305%     03/22/2004      100,000,000        99,989,105
  Swedbank, Inc. (a)                                                     1.260%     07/03/2003      100,000,000       100,000,000
  WESTPAC Banking Corp. (a)                                              1.250%     07/02/2003      100,000,000        99,981,465
  WESTPAC Banking Corp. (a)                                              1.245%     07/03/2003       70,000,000        69,986,987
  WESTPAC Banking Corp. (a)                                              1.240%     07/07/2003       50,000,000        49,990,681
  WESTPAC Banking Corp.                                                  1.190%     12/22/2003       50,000,000        50,000,000
                                                                                                                  ---------------
 TOTAL YANKEE CERTIFICATE OF DEPOSIT                                                                                6,352,284,764
                                                                                                                  ---------------

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

NAME OF ISSUER                                                          INTEREST     MATURITY      PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                                        RATE         DATE         AMOUNT             COST+
------------------                                                      --------    ----------   --------------   ---------------
EURO CERTIFICATE OF DEPOSIT -- 6.78%
 BANK FOREIGN -- 6.78%
  Alliance & Leicester Plc                                               1.220%     07/14/2003   $  100,000,000   $   100,000,000
  Alliance & Leicester Plc                                               1.240%     12/22/2003      150,000,000       150,000,000
  Barclays Bank Plc                                                      1.255%     07/14/2003      110,000,000       110,000,198
  Barclays Bank Plc                                                      1.350%     07/16/2003      100,000,000       100,000,000
  Barclays Bank Plc                                                      1.310%     11/04/2003      125,000,000       125,000,000
  Barclays Bank Plc                                                      1.190%     12/22/2003      100,000,000       100,000,000
  Credit Agricole Indosuez                                               1.295%     07/21/2003       48,000,000        48,000,000
  Credit Lyonnais                                                        1.230%     07/09/2003      100,000,000       100,000,000
  Credit Lyonnais                                                        1.230%     07/10/2003       50,000,000        50,000,000
  Deutsche Bank AG                                                       1.320%     07/09/2003      200,000,000       200,000,000
  HBOS Treasury Service                                                  1.220%     07/14/2003      130,000,000       130,000,000
  HBOS Treasury Service                                                  1.310%     07/17/2003      150,000,000       150,000,000
  HBOS Treasury Service                                                  1.940%     10/24/2003       50,000,000        50,000,000
  HBOS Treasury Service                                                  1.300%     11/06/2003      173,000,000       173,000,000
  Landesbank Baden-Wuerttemberg                                          1.320%     07/09/2003      125,000,000       125,000,000
  Landesbank Hessen-Thueringen Girozentrale                              1.280%     08/06/2003      125,000,000       125,000,000
  Landesbank Hessen-Thueringen Girozentrale                              1.870%     10/20/2003       75,000,000        75,000,000
  Lloyds Bank Plc                                                        1.350%     07/16/2003      100,000,000       100,000,000
  Societe Generale                                                       1.320%     07/14/2003      100,000,000       100,000,000
  Societe Generale                                                       1.310%     07/15/2003      100,000,000       100,000,383
  Societe Generale                                                       1.490%     11/12/2003       70,000,000        70,000,000
  Unicredito Italiano SpA                                                1.230%     07/09/2003      250,000,000       250,000,000
  Unicredito Italiano SpA                                                1.230%     07/10/2003      125,000,000       125,000,000
                                                                                                                  ---------------
 TOTAL EURO CERTIFICATE OF DEPOSIT                                                                                  2,656,000,581
                                                                                                                  ---------------

ASSET BACKED SECURITIES -- 0.13%
 ASSET BACKED SECURITIES OTHER -- 0.13%
  Holmes Financing Plc (a)                                               1.180%     07/15/2003       50,000,000        50,000,000
                                                                                                                  ---------------
 TOTAL ASSET BACKED SECURITIES                                                                                         50,000,000
                                                                                                                  ---------------

BANK NOTES -- 2.47%
 BANK DOMESTIC -- 2.47%
  Bank of New York NY                                                    1.920%     10/24/2003       50,000,000        49,998,433
  Bank One NA (a)                                                        1.108%     07/22/2003       47,000,000        47,033,766
  National City Bank (a)                                                 1.030%     07/01/2003      175,000,000       174,975,063
  National City Bank (a)                                                 1.290%     07/14/2003       20,000,000        20,027,102
  National City Bank (a)                                                 1.090%     09/15/2003      100,000,000        99,995,450
  Southtrust Bank (a)                                                    1.360%     08/25/2003       75,775,000        75,857,973
  Wells Fargo Bank NA (a)                                                1.260%     07/01/2003      200,000,000       200,000,000
  Wells Fargo Bank NA (a)                                                1.259%     07/07/2003      200,000,000       200,000,000
  Wells Fargo Bank NA (a)                                                0.975%     07/25/2003      100,000,000       100,000,000
                                                                                                                  ---------------
 TOTAL BANK NOTES                                                                                                     967,887,787
                                                                                                                  ---------------

MEDIUM TERM NOTE -- 2.83%
 BANK DOMESTIC -- 0.71%
  Citigroup, Inc. (a)                                                    1.520%     07/09/2003       21,298,000        21,340,067
  Citigroup, Inc. (a)                                                    1.410%     07/17/2003      125,000,000       125,007,387
  National City Bank (a)                                                 1.028%     07/23/2003       80,000,000        80,011,660
  Wells Fargo Bank (a)                                                   1.078%     07/22/2003       50,000,000        50,008,015
                                                                                                                  ---------------
                                                                                                                      276,367,129
                                                                                                                  ---------------

 BANK FOREIGN -- 0.06%
  Bank of Scotland (a)                                                   1.280%     07/01/2003       25,000,000        25,031,888
                                                                                                                  ---------------

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

NAME OF ISSUER                                                          INTEREST     MATURITY      PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                                        RATE         DATE         AMOUNT             COST+
------------------                                                      --------    ----------   --------------   ---------------
MEDIUM TERM NOTE -- (CONTINUED)
 FINANCE CAPTIVE -- 0.59%
  Caterpillar Financial Services (a)                                     1.429%     07/07/2003   $   40,000,000   $    40,057,756
  Caterpillar Financial Services (a)                                     1.499%     07/07/2003       60,000,000        60,088,135
  Toyota Motor Credit Corp. (a)                                          1.230%     09/04/2003       50,000,000        50,000,000
  Toyota Motor Credit Corp. (a)                                          0.990%     09/18/2003       65,000,000        64,998,451
  Toyota Motor Credit Corp.                                              5.030%     07/16/2004       15,000,000        15,614,840
                                                                                                                  ---------------
                                                                                                                      230,759,182
                                                                                                                  ---------------

 FINANCE NON-CAPTIVE DIVERSIFIED -- 1.47%
  General Electric Capital Corp. (a)                                     1.180%     07/01/2003       30,000,000        30,000,875
  General Electric Capital Corp. (a)                                     1.320%     07/09/2003      140,000,000       140,000,000
  General Electric Capital Corp. (a)                                     1.170%     07/17/2003      100,000,000       100,000,000
  General Electric Capital Corp. (a)                                     1.224%     07/21/2003       50,000,000        50,078,357
  General Electric Capital Corp. (a)                                     1.429%     07/22/2003       56,250,000        56,316,501
  General Electric Capital Corp. (a)                                     1.178%     07/23/2003       50,000,000        50,069,511
  General Electric Capital Corp. (a)                                     1.114%     07/28/2003       40,000,000        40,010,871
  General Electric Capital Corp. (a)                                     1.086%     09/25/2003      110,200,000       110,299,883
                                                                                                                  ---------------
                                                                                                                      576,775,998
                                                                                                                  ---------------
 TOTAL MEDIUM TERM NOTE                                                                                             1,108,934,197
                                                                                                                  ---------------

TIME DEPOSITS -- 0.77%
 BANK FOREIGN -- 0.77%
  Bank of Nova Scotia                                                    1.250%     07/11/2003      200,000,000       200,000,000
  Landesbank Baden-Wuerttemberg                                          1.270%     08/26/2003      100,000,000       100,000,000
                                                                                                                  ---------------
 TOTAL TIME DEPOSITS                                                                                                  300,000,000
                                                                                                                  ---------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 8.96%
  Federal Home Loan Bank                                                 3.060%     10/24/2003       60,000,000        60,245,703
  Federal Home Loan Bank                                                 4.875%     04/16/2004       80,000,000        82,326,440
  Federal Home Loan Bank                                                 3.375%     05/14/2004      100,000,000       101,918,659
  Federal Home Loan Bank                                                 5.895%     06/02/2004       49,500,000        51,591,538
  Federal Home Loan Bank                                                 3.375%     06/15/2004      214,435,000       218,897,472
  Federal Home Loan Bank                                                 4.750%     06/28/2004      245,000,000       253,808,685
  Federal Home Loan Mortgage                                             1.150%     10/24/2003      125,000,000       124,540,799
  Federal Home Loan Mortgage                                             1.150%     10/29/2003      100,000,000        99,616,667
  Federal Home Loan Mortgage                                             1.080%     11/10/2003       83,950,000        83,617,558
  Federal Home Loan Mortgage                                             1.076%     12/05/2003       67,000,000        66,685,599
  Federal Home Loan Mortgage                                             1.080%     12/31/2003      100,000,000        99,451,000
  Federal Home Loan Mortgage                                             5.250%     02/15/2004      147,699,000       151,409,232
  Federal Home Loan Mortgage                                             1.245%     03/10/2004      100,000,000        99,125,042
  Federal Home Loan Mortgage                                             3.750%     04/15/2004      134,812,000       137,530,246
  Federal Home Loan Mortgage                                             5.000%     05/15/2004       57,000,000        58,844,484
  Federal National Mortgage Association                                  1.230%     07/16/2003      100,000,000        99,948,750
  Federal National Mortgage Association                                  1.300%     07/17/2003      100,000,000        99,942,222
  Federal National Mortgage Association                                  1.230%     08/08/2003      321,000,000       320,583,235
  Federal National Mortgage Association                                  1.230%     08/13/2003      100,000,000        99,853,083
  Federal National Mortgage Association                                  1.235%     09/08/2003      100,000,000        99,763,292
  Federal National Mortgage Association                                  1.080%     09/10/2003       50,000,000        49,893,500
  Federal National Mortgage Association                                  1.230%     09/15/2003      313,000,000       312,187,243
  Federal National Mortgage Association                                  1.160%     10/01/2003       45,000,000        44,866,600
  Federal National Mortgage Association                                  1.080%     12/24/2003       89,200,000        88,729,024
  Federal National Mortgage Association                                  5.125%     02/13/2004      289,260,000       296,386,139
  Federal National Mortgage Association                                  1.380%     05/07/2004      200,000,000       200,000,000
  Federal National Mortgage Association                                  5.625%     05/14/2004      103,500,000       107,402,009
                                                                                                                  ---------------
 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                                                           3,509,164,221
                                                                                                                  ---------------

            STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
                             SCHEDULE OF INVESTMENTS
                            JUNE 30, 2003 (UNAUDITED)

NAME OF ISSUER                                                          INTEREST     MATURITY      PRINCIPAL         AMORTIZED
AND TITLE OF ISSUE                                                        RATE         DATE         AMOUNT             COST+
------------------                                                      --------    ----------   --------------   ---------------
REPURCHASE AGREEMENTS -- 22.84%
  ABN-AMRO Bank, 1.32% due 07/01/03, (collateralized by
   various U.S. Government Obligations, 1.75%-11.00% due
   08/14/03-12/01/32 valued at $1,152,600,141)                           1.320%     07/01/2003   $1,130,000,000   $ 1,130,000,000
  Bank America Tri Party, 1.28% due 07/01/03,
   (collateralized by various U.S. Government Obligations,
   4.50%-6.50% due 07/01/17-07/01/33 valued at
   $1,530,000,000)                                                       1.280%     07/01/2003    1,500,000,000     1,500,000,000
  Goldman Sachs, 1.25% due 07/01/03, (collateralized by
   various U.S. Government Obligations, 3.50%-16.00% due
   08/01/03-07/01/33 valued at $2,091,000,000)                           1.250%     07/01/2003    2,050,000,000     2,050,000,000
  Lehman Brothers, Inc. Tri Party, 1.35% due 07/01/03,
   (collateralized by various U.S. Government Obligations,
   2.25%-6.50% due 08/15/04-07/15/06 valued at
   $861,560,992)                                                         1.350%     07/01/2003      844,901,000       844,901,000
  Merrill Lynch Tri Party, 1.25% due 07/01/03,
   (collateralized by various U.S. Government Obligations,
   4.50%-8.50% due 10/01/05-07/01/33 valued at
   $918,000,445)                                                         1.250%     07/01/2003      900,000,000       900,000,000
  Merrill Lynch Tri Party, 1.25% due 07/01/03,
   (collateralized by various U.S. Government Obligations,
   4.50%-8.50% due 10/01/05-07/01/33 valued at
   $918,000,445)                                                         1.330%     07/01/2003      370,000,000       370,000,000
  Merrill Lynch Tri Party, 1.25% due 07/01/03,
   (collateralized by various U.S. Government Obligations,
   4.50%-8.50% due 10/01/05-07/01/33 valued at
   $918,000,445)                                                         1.550%     07/01/2003      600,000,000       600,000,000
  UBS Warburg, 1.28% due 07/01/03, (collateralized by
   various U.S. Government Obligations, 3.50%-11.00% due
   08/01/04-07/01/33 valued at $1,581,001,352)                           1.280%     07/01/2003    1,550,000,000     1,550,000,000
                                                                                                                  ---------------
 TOTAL REPURCHASE AGREEMENTS                                                                                        8,944,901,000
                                                                                                                  ---------------

TREASURY -- 8.33%
  United States Treasury Notes                                           3.000%     01/31/2004      542,000,000       548,576,477
  United States Treasury Notes                                           3.000%     02/29/2004      100,000,000       101,403,029
  United States Treasury Notes                                           3.625%     03/31/2004      281,000,000       286,410,023
  United States Treasury Notes                                           3.375%     04/30/2004      500,000,000       509,261,796
  United States Treasury Notes                                           5.250%     05/15/2004      109,000,000       113,095,495
  United States Treasury Notes                                           3.250%     05/31/2004      500,000,000       509,664,395
  United States Treasury Notes                                           2.875%     06/30/2004    1,170,000,000     1,192,043,646
                                                                                                                  ---------------
 TOTAL TREASURY                                                                                                     3,260,454,861
                                                                                                                  ---------------

 TOTAL INVESTMENTS -- 99.85%                                                                                       39,101,524,159
 OTHER ASSETS LESS LIABILITIES -- 0.15%                                                                                58,507,960
                                                                                                                  ---------------
 NET ASSETS -- 100.00%                                                                                            $39,160,032,119
                                                                                                                  ===============

(a) Floating Rate Note - Interest rate shown is rate in effect at June 30, 2003. + See note 2 to the financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2003 (UNAUDITED)

ASSETS:

Investments in securities, at amortized cost ...............     $39,101,524,159
Cash .......................................................                 902
Interest receivable ........................................          61,236,220
Prepaid Insurance ..........................................             332,456
                                                                 ---------------
     Total Assets ..........................................      39,163,093,737
                                                                 ---------------

LIABILITIES:

Dividend payable ...........................................           1,243,213
MBIA Insurance payable .....................................             561,493
Advisory fee payable .......................................             545,446
Administration fee payable .................................             444,572
Custodian fee payable ......................................             199,528
Transfer agent fee payable .................................              28,619
Other accrued expenses and liabilities .....................              38,747
                                                                 ---------------
     Total Liabilities .....................................           3,061,618
                                                                 ---------------

NET ASSETS .................................................     $39,160,032,119
                                                                 ===============
NET ASSETS CONSIST OF:

Capital stock, $0.001 par value;
     39,160,027,848 shares issued and outstanding ..........     $    39,160,028
Capital paid in excess of par ..............................      39,120,867,820
Accumulated net realized gain on investments ...............               4,271
                                                                 ---------------
Net Assets .................................................     $39,160,032,119
                                                                 ===============
Net asset value, offering, and redemption price per share ..     $          1.00
                                                                 ===============




                                       19
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2003 (UNAUDITED)

INVESTMENT INCOME:

Interest ..................................................       $ 198,719,002
                                                                  -------------
EXPENSES:

MBIA insurance fee ........................................           2,663,375
Advisory fee ..............................................           2,589,392
Administration fee ........................................           1,109,740
Custodian fee .............................................             517,878
Transfer agent fee ........................................             221,948
Insurance expense .........................................             177,158
Trustees fees .............................................              30,434
Legal fees ................................................              18,963
Audit fee .................................................              11,744
Miscellaneous expense .....................................               2,916
                                                                  -------------
     Total expenses .......................................           7,343,548
                                                                  -------------
Net investment income .....................................         191,375,454
                                                                  -------------
NET REALIZED LOSS ON INVESTMENTS:
Net realized loss on investments ..........................              (2,170)
                                                                  -------------
Net increase in net assets resulting from operations ......       $ 191,373,284
                                                                  =============






                                       20
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS ENDED
                                                                   JUNE 30, 2003           YEAR ENDED
                                                                    (UNAUDITED)        DECEMBER 31, 2002
                                                                    -----------        -----------------
FROM OPERATIONS:

Net investment income .....................................     $     191,375,454      $     482,952,976
Net realized gain(loss) on investments ....................                (2,170)                97,546
                                                                -----------------      -----------------

Net increase in net assets resulting from operations ......           191,373,284            483,050,522
                                                                -----------------      -----------------

DISTRIBUTIONS FROM:

Net investment income .....................................          (191,375,454)          (482,952,976)
                                                                -----------------      -----------------

FROM FUND SHARE TRANSACTIONS (AT CONSTANT $1.00 PER SHARE):

Proceeds from shares sold .................................       110,395,808,736        161,243,128,745
Cost of redemptions .......................................       (94,842,214,417)      (157,622,799,854)
                                                                -----------------      -----------------

Net increase in net assets from Fund share transactions ...        15,553,594,319          3,620,328,891
                                                                -----------------      -----------------

Net increase in net assets ................................        15,553,592,149          3,620,426,437

NET ASSETS:

Beginning of period .......................................        23,606,439,970         19,986,013,533
                                                                -----------------      -----------------

End of period .............................................     $  39,160,032,119      $  23,606,439,970
                                                                =================      =================







                                       21
The accompanying notes are an integral part of these financial statements.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
FINANCIAL HIGHLIGHTS


                                       SIX
                                  MONTHS ENDED                             YEAR ENDED DECEMBER 31,
                                  JUNE 30, 2003     -----------------------------------------------------------------------
                                   (UNAUDITED)         2002           2001           2000           1999           1998
                                   -----------         ----           ----           ----           ----           ----
PER SHARE OPERATING
    PERFORMANCE:
Net asset value, beginning
     of period ...............   $    1.0000        $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                 -----------        ----------     ----------     ----------     ----------     ----------
Net investment income ........        0.0064            0.0192         0.0431         0.0641         0.0519         0.0556
Distributions from net
    investment income ........       (0.0064)          (0.0192)       (0.0431)       (0.0641)       (0.0519)       (0.0556)
                                 -----------        ----------     ----------     ----------     ----------     ----------
Net increase from
    investment operations ....        0.0000            0.0000         0.0000         0.0000         0.0000         0.0000
                                 -----------        ----------     ----------     ----------     ----------     ----------
Net asset value,
    end of period ............   $    1.0000        $   1.0000     $   1.0000     $   1.0000     $   1.0000     $   1.0000
                                 ===========        ==========     ==========     ==========     ==========     ==========
TOTAL INVESTMENT
     RETURN (a) ..............          0.65%             1.94%          4.40%          6.60%          5.32%          5.70%

RATIOS AND SUPPLEMENTAL
     DATA:
Ratio of expenses to average
    net assets ...............          0.05%(b)          0.05%          0.04%          0.03%          0.03%          0.03%
Ratio of net investment income
    to average net assets ....          1.29%(b)          1.92%          4.33%          6.43%          5.52%          5.56%
Net assets, end of period
    (in millions) ............   $    39,160        $   23,606     $   19,986     $   19,227     $   12,170     $    6,792


(a) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Amounts for periods less than one year have not been annualized.

(b)   Annualized.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

1.    ORGANIZATION AND FUND DESCRIPTION

State Street Navigator Securities Lending Trust (the "Trust") was organized as a Massachusetts business trust on June 15, 1995 and is registered under the Investment Company Act of 1940, as amended, ("1940 Act") as a diversified, open-end management investment company. The Trust has established three series of shares of beneficial interest representing interests in three separate portfolios: State Street Navigator Securities Lending Government Portfolio, State Street Navigator Securities Lending Prime Portfolio and State Street Navigator Securities Lending Short-Term Bond Portfolio. Currently, only State Street Navigator Securities Lending Prime Portfolio (the "Fund") has commenced operations. The Fund is a money market fund used as a vehicle for the investment of cash collateral received in conjunction with securities loans under the Global Securities Lending Program maintained by State Street Bank and Trust Company ("State Street"). The Fund's objective is to maximize current income to the extent consistent with the preservation of capital and liquidity.

2.    SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the
Fund:

Security Valuation: As permitted under rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Security Transactions and Related Investment Income: Securities transactions are recorded on trade date. Realized gains and losses on sales of securities are determined on the basis of identified cost. Interest income is recorded on the accrual basis. Interest income is increased by accretion of discount and reduced by amortization of premium.

Repurchase Agreements: A repurchase agreement customarily obligates the seller at the time it sells securities to the Fund to repurchase the securities at a mutually agreed upon price and time which, in the case of the Fund's transactions, is within seven days. The total amount received by the Fund on repurchase is calculated to exceed the price paid by the Fund, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government securities, but may consist of other securities in which the Fund is permitted to invest. Repurchase agreements are fully collateralized at all times. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Fund will seek to dispose of such securities; this action could involve costs or delays. The Fund may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by the Adviser, SSgA Funds Management, Inc., a subsidiary of State Street Corporation and an affiliate of State Street.

Federal Income Taxes: It is the policy of the Fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the Fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal income or excise tax on income and capital gains.

At June 30, 2003, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Dividends and Distributions to Shareholders: The Fund declares and pays dividends daily from net investment income. Distributions from long-term capital gains, if any, will be made at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

Use of Estimates: The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003 (UNAUDITED)

3.    FEES AND COMPENSATION PAID TO AFFILIATES

SSgA Funds Management, Inc. serves as the Fund's investment adviser and State Street serves as the administrator, custodian and transfer agent.

Advisory Fee: Under the terms of the investment advisory agreement, the Fund pays an advisory fee to SSgA at an annual rate of .0175% of the Fund's average daily net assets.

Administration Fee: Under the terms of the administration agreement, the Fund pays an annual administration fee to State Street equal to .0075% of the Fund's average daily net assets.

Custodian Fee: Under the terms of the custody agreement, the Fund pays an annual accounting fee to State Street equal to .0035% of the Fund's average daily net assets.

Transfer Agent Fee: Under the terms of the transfer agency agreement, the Fund pays an annual transfer agency fee to State Street equal to .0015% of the Fund's average daily net assets.

4.    TRUSTEES' FEES

The Trust pays each trustee who is not an officer or employee of State Street $2,500 for each meeting of the Board of Trustees and an additional $1,000 for each telephonic meeting attended. The Trust also pays each trustee an annual retainer of $10,000, excluding the Chairman who receives an annual retainer of $15,000. Effective the 2nd quarter of 2003, each trustee shall receive an annual retainer of $15,000 with the exception of the Chairman, who will receive $20,000 annually. Each trustee is reimbursed for out-of-pocket and travel expenses.

5.    FINANCIAL GUARANTY INSURANCE POLICY

The Trust has entered into a Financial Guaranty Insurance Agreement (the "Default Insurance Policy") with MBIA Insurance Corporation ("MBIA") that provides limited coverage for certain loss events involving money market instruments held by the Fund. These loss events include non-payment of principal or interest or a bankruptcy or insolvency of the issuer or credit enhancement provider (if any). The Default Insurance Policy is subject to an aggregate loss limitation of $480 million and a deductible of 30 basis points of the net assets of the Fund, determined as of the close of business on the first business day prior to the loss event. The Default Insurance Policy is intended as a credit enhancement strategy for the Fund. The Default Insurance Policy does not cover losses resulting from changes in interest rates or other market developments. While the Default Insurance Policy is intended to provide some protection against credit risk and to help the Fund maintain a constant price per share of $1.00, there is no guarantee that the Policy will do so. The Default Insurance Policy became effective May 9, 2002 and as of June 30, 2003, the Fund made no claims under the policy.

6.    BENEFICIAL INTEREST

At June 30, 2003, there was one shareholder who owned over 5% of the Fund's outstanding shares, amounting to 5.11% of total shares. A redemption by one or more of the Fund's shareholders may cause the remaining shareholders to bear proportionately higher operating expenses and otherwise affect the Fund's future liquidity and investment operations.

TRUSTEES

Michael A. Jessee

George J. Sullivan Jr.

Peter Tufano



INVESTMENT ADVISER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111



ADMINISTRATOR, CUSTODIAN AND TRANSFER AGENT

State Street Bank and Trust Company

225 Franklin Street

Boston, MA  02110



INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP

160 Federal Street

Boston, MA  02110



LEGAL COUNSEL

GoodwinProcter LLP

Exchange Place

Boston, MA 02109




This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

STATE STREET NAVIGATOR SECURITIES LENDING PRIME PORTFOLIO

State Street Bank and Trust Company

Global Securities Lending

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Within 90 days of the filing date of this Form N-CSR, Edward O'Brien, the registrant's President, and Donald A. Gignac, the registrant's Treasurer, reviewed the registrant's disclosure controls and procedures (the "Procedures") and evaluated their effectiveness. Based on their review, Mr. O'Brien and Mr. Gignac determined that the Procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission's rules and regulations.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS

(a)(1) N/A

(a)(2) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended are attached hereto.

(b) The certifications required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

STATE STREET NAVIGATOR SECURITIES LENDING TRUST

By:      /s/Edward J. O'Brien
         --------------------
         Edward J. O'Brien
         President

By:      /s/Donald A. Gignac
         --------------------
         Donald A. Gignac
         Treasurer


Date:    September 8, 2003